Shareholder Report, Average Annual Return (Details) 191807_NEOS Enhanced Income Aggregate Bond ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended	40 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS Enhanced Income Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income Aggregate Bond ETF NAV
Average Annual Return, Percent	5.37%	7.95%	4.12%
Bloomberg US Aggregate Bond Index_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.74%	7.30%	3.27%